Shareholder Report, Average Annual Return (Details)	12 Months Ended	47 Months Ended
	Nov. 30, 2024	Nov. 30, 2024
Sound Enhanced Fixed Income ET
Average Annual Return [Line Items]
Average Annual Return, Percent	12.94%	3.95%
Sound Equity Dividend Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%	12.59%
Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.53%	(1.37%)
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.89%	14.77%